Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013 Agreement Age Employees	Feb. 25, 2012	Feb. 26, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Reduction in postretirement benefit obligation	$ 39
Accumulated other Comprehensive loss, net of tax, recognized	(45)	211	(32)
Actuarial loss	101
Contribution to other postretirement benefits plan	7
Defined benefit plan periodic cost increased in next fiscal year		10
Define benefit plan assets unrecognized gain loss recognized period	3 years
Assumed healthcare cost trend rate	7.50%
Specified age of employee for post retirement benefit plans	65
Defined benefit plan, description of direction and pattern of change for assumed health care cost trend rate	The assumed healthcare cost trend rate for retirees before and after age 65 will decrease by 0.25 percent for each of the next four years, through fiscal 2017, 0.50 percent in fiscal 2018, and 1.0 percent in fiscal 2019, until it reaches the ultimate trend rate of 5.0 percent.
Ultimate healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation	5.00%
Postretirement benefit obligation, Year that rate reaches ultimate trend rate	2019
Company's service and interest cost would impact due to a 100 basis point change in the trend rate	1
Company's accumulated postretirement benefit obligation would impact due to a 100 basis point decrease in the trend rate	7
Company's accumulated postretirement benefit obligation would impact due to a 100 basis point increase in the trend rate	10
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2015	25
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2016	25
Contribute in excess of minimum required amounts by additional contributions end of fiscal 2017	50
Total contribution expenses of defined contribution plans	17	23	30
Shares in plan assets	7	5
Obligation for post-employment benefits	43
Post-employment benefits included in accrued vacation, compensation and benefits	23
Post-employment benefits included in other liabilities	20
Contribution to Pension Plans	38	38	37
Description of multi-employer plans	Among other factors, red zone status plans are generally less than 65 percent funded and are considered in critical status, plans in yellow zone or orange zone status are less than 80 percent funded and are considered endangered or seriously endangered status, and green zone plans are at least 80 percent funded.
Multiemployer plan, significant changes affecting the period-to-period comparability		The number of employees covered by the Company's multiemployer plans decreased by 2 percent from 2013 to 2012 and by 6 percent from 2012 to 2011, affecting the period-to-period comparability of the contributions for years 2013, 2012 and 2011. The significant reduction in covered employees corresponded to store closures, reductions in overall business.
Percentage decrease of multiemployer plans		2.00%	6.00%
Company's number of employees	35,000
Number of collective bargaining agreements covering employees renegotiated	13
Number of employees renegotiated collective bargaining agreement	5,500
Number of employees expired without renegotiated collective bargaining agreement	4
Number of collective bargaining agreements covering employees expired without renegotiated	135
Number of collective bargaining agreements covering employees expired	22
Number of Employees Covered by Collective Bargaining Agreements [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of employees covered by collective bargaining agreements	15,000
Collective Bargaining Agreements Covering Employees Expire Within One Year [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of employee expire collective bargaining agreement	6,000
Shaw Banner [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated other Comprehensive loss, net of tax, recognized	49
Unfunded benefit obligations of divested defined benefit pension plan	108
Red Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	65.00%
Yellow Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	80.00%
Green Zone [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum percentage of funded status	80.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation for the defined benefit pension plans	2,893	2,739
Unfunded benefit obligations of divested defined benefit pension plan	2,893	2,745	2,287
Actuarial loss	(119)	(415)
Defined benefit plan periodic cost increased		2
Contribution to Pension Plans	(93)	77
Pension Benefits [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to pension plans	120
Pension Benefits [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to pension plans	130
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Reduction in postretirement benefit obligation		52
Unfunded benefit obligations of divested defined benefit pension plan	109	116	148
Actuarial loss	9	(17)
Defined benefit plan periodic cost increased		1
Assumed healthcare cost trend rate, 2013	0.25%
Assumed healthcare cost trend rate, 2014	0.25%
Assumed healthcare cost trend rate, 2015	0.25%
Assumed healthcare cost trend rate, 2016	0.25%
Assumed healthcare cost trend rate, 2017	0.25%
Assumed healthcare cost trend rate, 2018	0.50%
Assumed healthcare cost trend rate, 2019	1.00%
Contribution to Pension Plans	5	6
Multiemployer Postretirement Benefit Plans Other than Pensions [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to Multi-Employer Plans	$ 90	$ 90	$ 102